Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 13—Subsequent Events
Subsequent to the balance sheet date, during January 2021, the Company granted additional 285,449 options to employees with an estimated unrecognized compensation expense amounted to $2,446 thousands, which is expected to be recognized over a weighted-average period of 2.40 years.